Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

Note 8: Goodwill

On April 27, 2017, Holdings acquired P3-AZ. As part of the acquisition, the Company recognized $741,128 of Goodwill, tendered cash of $600,000 to P3-Arizona’s former ownership and assumed $40,000 of debt on the date of acquisition.

On October 29, 2020, P3-OR purchased a medical practice, Internal Medicine and Geriatrics, P.C. (“Raj”), via an Asset Acquisition. There was no Goodwill recognized on the transaction. P3-OR tendered cash of $100,000 to Raj’s former ownership and gained title to medical equipment (from Raj) as part of the acquisition with a fair market value of $100,000.

On October 30, 2020, P3-AZ acquired certain net assets of a medical practice, Michael F. Hamant, M.D., P.C. (“Hamant”). The Company recognized $130,000 of Goodwill on the transaction, tendered cash of $140,000 to Hamant’s former ownership and gained title to medical equipment (from Hamant) as part of the acquisition with a fair market value of $10,000.

Based on Management’s qualitative analysis, there has been no need to recognize a write-down of goodwill carried on the Company’s Consolidated Balance Sheets.